(18) PRIVATE PENSION PLAN (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	R$ 1,229,600	R$ 925,768	R$ 1,039,158
Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	7,596,079	6,863,541	6,668,050
Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(6,396,529)	(5,959,170)	(5,628,892)
Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	1,199,550	904,369
Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	30,050	21,399
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	907,807	690,000	800,445
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	5,123,238	4,615,061	4,524,008
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(4,215,431)	(3,925,061)	(3,723,563)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	907,807	690,000
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	210,744	141,724	139,958
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	1,416,391	1,247,462	1,202,596
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(1,205,647)	(1,105,738)	(1,062,638)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	210,744	141,724
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	21,128	16,424	18,953
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	119,964	110,801	108,486
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(98,836)	(94,378)	(89,533)
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	21,128	16,424
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0
Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0	4,972
Rio Grande Energia S.A. [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	382,993	365,924	352,879
Rio Grande Energia S.A. [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(413,043)	(387,322)	(347,906)
Rio Grande Energia S.A. [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(30,050)	(21,399)
Rio Grande Energia S.A. [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	30,050	21,399
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	89,922	77,623	74,830
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	553,493	524,293	480,081
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(463,571)	(446,670)	R$ (405,251)
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	89,922	77,623
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	R$ 0	R$ 0